Offerings - Offering: 1	Sep. 05, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 7,187,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,100.41